Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 10. Stock-Based Compensation

Stock Options

Stock option activity for the nine months ended September 30, 2024 is presented below (in thousands, except per share and contractual life amounts):

			Weighted-average
		Weighted-average	remaining
	Number of	exercise price per	contractual	Aggregate
	options	share	life (in years)	intrinsic value
Outstanding at December 31, 2023	2,774	$19.62	7.9	$26,941
Granted	1,388	22.65
Exercised	(150)	11.89
Forfeited/expired	(561)	22.30
Outstanding at September 30, 2024	3,451	$20.34	7.9	$1,929
Exercisable at September 30, 2024	1,381	$21.11	6.3	$1,245
Vested and expected to vest at September 30, 2024	3,451	$20.34	7.9	$1,929

Restricted Stock Units

Restricted stock unit (“RSU”) activity for the nine months ended September 30, 2024 is presented below (in thousands, except per share amounts):

		Weighted-average
		grant date fair
	Number of shares	value per share
Unvested at December 31, 2023	1,328	$17.87
Granted	531	21.22
Vested	(403)	19.03
Forfeited	(261)	19.61
Unvested at September 30, 2024	1,195	$18.59

Employee Stock Purchase Plan (“ESPP”)

During the nine months ended September 30, 2024, employees purchased 78 thousand shares of the Company’s common stock pursuant to the 2017 ESPP.

Stock-Based Compensation Expense

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
		(As Restated)		(As Restated)
Cost of product revenue	$276	$225	$883	$624
Cost of service and other revenue	283	259	866	867
Research and development	530	449	1,598	1,233
Selling, general and administrative	3,568	3,411	11,803	9,773
Total stock-based compensation expense	$4,657	$4,344	$15,150	$12,497

As of September 30, 2024, total unrecognized stock-based compensation expense related to unvested RSUs and stock options was $43.4 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.8 years.

Note 11. Stock-Based Compensation

Stock-Based Compensation Plans

In December 2017, the Company adopted the 2017 Employee, Director and Consultant Equity Incentive Plan (the “2017 Plan”), under which it may grant incentive stock options, non-qualified stock options, RSUs, and other stock-based awards. As of December 31, 2017, the 2017 Plan allowed for the issuance of (1) up to 1.0 million shares of common stock and (2) up to 2.5 million shares of common stock represented by awards granted under the 2007 Stock Option and Grant Plan (which was terminated upon completion of the Company’s initial public offering) that were forfeited, expired, or cancelled without delivery of shares or which result in the forfeiture of shares of common stock back to the Company on or after the date the 2017 Plan became effective. The 2017 Plan contains an “evergreen” provision, which allows for an annual increase in the number of shares of common stock available for issuance under the 2017 Plan on the first day of each fiscal year during the period beginning in 2019 and ending in 2027. The annual increase is equal to the lowest of (1) 4% of the number of shares of common stock outstanding as of such date and (2) an amount determined by the Company’s Board of Directors or Compensation Committee. As of December 31, 2023, 4.0 million shares were outstanding and there were 2.0 million shares available for grant under the 2017 Plan.

In December 2017, the Company adopted the 2017 Employee Stock Purchase Plan (the “2017 ESPP”). As of December 31, 2019, the 2017 ESPP allowed for the issuance of up to 0.6 million shares of common stock. The 2017 ESPP contains an “evergreen” provision, which allows for an increase in the number of shares under the plan on the first day of each fiscal year beginning with 2018 and ending in 2027. The increase is equal to the lowest of: (1) 1% of the number of shares of common stock outstanding on the last day of the immediately preceding fiscal year and (2) an amount determined by the Company’s Board of Directors or Compensation Committee. As of December 31, 2023, 1.7 million shares were available for grant under the 2017 ESPP.

The 2017 ESPP provides for six-month offering periods commencing and ending on March 1 through August 31, and September 1 through February 28. During the years ended December 31, 2023, 2022, and 2021, employees purchased 121 thousand, 57 thousand, and 29 thousand shares, respectively, of the Company’s common stock pursuant to the 2017 ESPP.

Stock Options

Under the 2017 Plan, stock options may not be granted with exercise prices of less than fair market value on the date of the grant. Options generally vest ratably over a four-year period with 25% vesting on the first anniversary and the remaining 75% vesting ratably on a monthly basis over the remaining three years. These options expire ten years after the grant date.

Stock option activity for the year ended December 31, 2023 is presented below (in thousands, except per share and contractual life amounts):

		Weighted-average	Weighted-average	Aggregate
	Number of	exercise price	remaining contractual	intrinsic
	options	per share	life (in years)	value
Outstanding at December 31, 2022	2,188	$20.69	8.1	$4,273
Granted	1,187	16.23
Exercised	(161)	11.77
Forfeited/expired	(440)	18.65
Outstanding at December 31, 2023	2,774	$19.62	7.9	$26,941
Exercisable at December 31, 2023	1,117	$22.81	6.4	$9,176
Vested and expected to vest at December 31, 2023	2,774	$19.62	7.9	$26,941

The total intrinsic value of stock options exercised was $1.9 million in 2023, $3.4 million in 2022, and $24.3 million in 2021.

Restricted Stock Units

RSUs represent the right to receive shares of common stock upon meeting specified vesting requirements. Shares are delivered to the grantee upon vesting, less shares for the payment of withholding taxes. RSU activity for the year ended December 31, 2023 is presented below (in thousands, except per share amounts):

		Weighted-average
	Number	grant date fair
	of shares	value per share
Unvested as of December 31, 2022	1,188	$21.18
Granted	868	15.90
Vested	(453)	23.00
Forfeited	(275)	17.50
Unvested as of December 31, 2023	1,328	$17.87
Expected to convert at December 31, 2023	1,328	$17.87

The weighted average grant-date fair value per share of awards granted was $15.90 in 2023, $18.32 in 2022, and $58.20 in 2021.The total fair value of shares that vested was $10.4 million in 2023, $9.8 million in 2022 and $7.3 million in 2021.

Stock-Based Compensation Expense

Stock-based compensation expense was recorded in the following categories on the Consolidated Statements of Operations (in thousands):

	Year Ended December 31,
	2023	2022	2021
	(As Restated)	(As Restated)
Cost of product revenue	$839	$596	$471
Cost of service and other revenue	1,124	819	403
Research and development	1,713	1,629	1,807
Selling, general and administrative	13,147	12,339	13,294
Total stock-based compensation	$16,823	$15,383	$15,975

As of December 31, 2023, there was $35.4 million of total unrecognized stock-based compensation expense related to unvested RSUs and stock options, which is expected to be recognized over the remaining weighted-average vesting period of 2.7 years.

The fair value of the Company’s stock options granted and purchase rights to the ESPP were estimated using the Black-Scholes valuation model with the following assumptions:

	Year Ended December 31,
	2023	2022	2021
Stock Options:
Risk-free interest rate	3.5% - 4.7%	1.4% - 4.1%	0.4% - 1.3%
Expected dividend yield	None	None	None
Expected term (in years)	5.0 - 5.2	5.0 - 5.8	6.0
Expected volatility	71.1% - 83.1%	55.0% - 70.8%	49.2% - 55.6%

Weighted-average grant date fair value per share	$10.63	$9.88	$29.96

Employee Stock Purchase Plan:
Risk-free interest rate	5.2% - 5.5%	0.7% - 3.9%	0.1%
Expected dividend yield	None	None	None
Expected term (in years)	0.5	0.5	0.5
Expected volatility	72.8% - 82.5%	51.9% - 117.3%	46.3% - 59.8%

Weighted-average grant date fair value per share	$3.19	$3.53	$8.06